Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Schedule of major related party and their relationships

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group's ordinary shareholders
Ahead (Shanghai) Trade Co., Ltd (“Ahead”)	Subsidiary of Softbank, one of the Group's ordinary shareholders

Schedule of Related Party Transactions

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB

Marketing service fees paid to Alibaba Group	52,617	69,072	141,412
Logistic service fees paid to Alibaba Group	3,328	1,603	2,059
Promotion service revenue generated from Alibaba Group	12,677	—	—
Interest expense paid to Alibaba Group	13	—	—
Store operation service revenue generated from Ahead	—	622	7,850
Commission fee paid to Ahead	—	484	1,134

Schedule of Related Party Balances

	As of December 31
	2013	2014	2015
	RMB	RMB	RMB

Amount due to Investors and Founding Shareholders	—	7,469	7,469
Amounts due from Alibaba Group	7,126	12,743	18,702
Amounts due from Ahead	—	2,406	18,863